SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Deferred tax asset attributable to:
Tax effect of net operating losses carried forward		$ 290,635	$ 127,579
Section 174 costs, net	[1]	66,522	125,323
Warranty liabilities		9,295	19,797
Inventory reserve		67,431	315,285
Tax credits		66,716	61,832
State tax		(18,793)	(18,863)
Lease Liability		27,784
Right of Use Asset		(25,543)
Deferred tax assets		484,047	630,953
Less: valuation allowance		(484,047)	(630,953)
Deferred tax assets, net

[1]	IRC Section 174 Research and Development (R&D) Expense Capitalization: